Litigation (Tables)	12 Months Ended
Dec. 31, 2018
Litigation provisions
Litigation provisions
2018
CHF million
Balance at beginning of period	749
Increase in litigation accruals	503
Decrease in litigation accruals	(91)
Decrease for settlements and other cash payments	(481)
Foreign exchange translation	1
Balance at end of period	681